Related party transactions - Schedule of Name of Related Party (Details)	12 Months Ended
Jun. 30, 2026
Zheng Nan [Member]
Related Party Transaction [Line Items]
Relationships	Chief Executive Officer
Zheng Jiahua [Member]
Related Party Transaction [Line Items]
Relationships	Chairman of the Board of Directors
Hangzhou Yinuo Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationships	Entity controlled by shareholders
Chongqing Zijing Huangcheng [Member]
Related Party Transaction [Line Items]
Relationships	Entity controlled by Zheng Nan’s immediate family